Shareholders' equity - Schedule of Transactions Affecting Issued and Outstanding Share Capital (Details) $ in Millions	12 Months Ended
	Apr. 03, 2022 CAD ($) shares	Mar. 28, 2021 CAD ($) shares	Mar. 29, 2020 CAD ($) shares
Number
Number of shares outstanding, beginning balance (in shares) | shares	110,439,155	110,003,258	110,111,074
Purchase of subordinate voting shares (in shares) | shares	(5,636,763)		(853,500)
Exercise of purchase price over average share capital amount (shares) | shares			0
Exercise of stock options (in shares) | shares	342,148	422,511	742,134
Settlement of RSUs (in shares) | shares	49,968	13,386	3,550
Number of shares outstanding, ending balance (in shares) | shares	105,194,508	110,439,155	110,003,258
$
Shareholders’ equity, beginning balance	$ 577.6	$ 497.3	$ 399.1
Exercise of stock options	7.1	4.0	2.4
Shareholders’ equity, ending balance	$ 427.9	$ 577.6	$ 497.3
Multiple voting shares
Number
Number of shares outstanding, beginning balance (in shares) | shares	51,004,076	51,004,076	51,004,076
Purchase of subordinate voting shares (in shares) | shares	0		0
Exercise of purchase price over average share capital amount (shares) | shares			0
Exercise of stock options (in shares) | shares	0	0	0
Settlement of RSUs (in shares) | shares	0	0	0
Number of shares outstanding, ending balance (in shares) | shares	51,004,076	51,004,076	51,004,076
Subordinate voting shares
Number
Number of shares outstanding, beginning balance (in shares) | shares	59,435,079	58,999,182	59,106,998
Purchase of subordinate voting shares (in shares) | shares	(5,636,763)		(853,500)
Exercise of purchase price over average share capital amount (shares) | shares			0
Exercise of stock options (in shares) | shares	342,148	422,511	742,134
Settlement of RSUs (in shares) | shares	49,968	13,386	3,550
Number of shares outstanding, ending balance (in shares) | shares	54,190,432	59,435,079	58,999,182
Share capital
$
Shareholders’ equity, beginning balance	$ 120.5	$ 114.7	$ 112.6
Purchase of subordinate voting shares	(11.9)		(38.7)
Exercise of purchase price over average share capital amount			37.1
Exercise of stock options	9.9	5.8	3.7
Settlement of RSUs	0.0	0.0	0.0
Shareholders’ equity, ending balance	118.5	120.5	114.7
Share capital | Multiple voting shares
$
Shareholders’ equity, beginning balance	1.4	1.4	1.4
Purchase of subordinate voting shares	0.0		0.0
Exercise of purchase price over average share capital amount			0.0
Exercise of stock options	0.0	0.0	0.0
Settlement of RSUs	0.0	0.0	0.0
Shareholders’ equity, ending balance	1.4	1.4	1.4
Share capital | Subordinate voting shares
$
Shareholders’ equity, beginning balance	119.1	113.3	111.2
Purchase of subordinate voting shares	(11.9)		(38.7)
Exercise of purchase price over average share capital amount			37.1
Exercise of stock options	9.9	5.8	3.7
Settlement of RSUs	0.0	0.0	0.0
Shareholders’ equity, ending balance	$ 117.1	$ 119.1	$ 113.3